Fair value measurement - Transfer between levels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement
Transfer of assets from level 1 to level 2	$ 0	$ 0
Transfer of assets from level 2 to level 1	0	0
Transfer of assets into level 3	0	0
Transfer of assets out of level 3	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Transfer of liabilities into level 3	0	0
Transfer of liabilities out of level 3	$ 0	$ 0